BETTER 10K - FAIR VALUE MEASUREMENTS - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Mortgage loans held for sale, at fair value	$ 160,025	$ 160,025	$ 248,826	$ 1,854,435
Derivative Asset	3,717	3,717	3,048	9,296
Embedded Derivative, Fair Value of Embedded Derivative Asset	0		236,603	0
Assets, Fair Value Disclosure, Total		163,742	488,477	1,863,731
Derivative Liability	1,678	1,678	1,828	2,382
Convertible preferred stock warrants	$ 0		3,096	31,997
Liabilities, Fair Value Disclosure, Total		3,205	4,924	34,379
Fair Value, Inputs, Level 1
FAIR VALUE MEASUREMENTS
Mortgage loans held for sale, at fair value		0	0	0
Derivative Asset		0	0
Embedded Derivative, Fair Value of Embedded Derivative Asset			0	0
Assets, Fair Value Disclosure, Total		0	0	0
Derivative Liability		0	0	0
Convertible preferred stock warrants			0	0
Liabilities, Fair Value Disclosure, Total		577	0	0
Fair Value, Inputs, Level 2
FAIR VALUE MEASUREMENTS
Mortgage loans held for sale, at fair value		160,025	248,826	1,854,435
Derivative Asset		3,506	2,732	812
Embedded Derivative, Fair Value of Embedded Derivative Asset			0	0
Assets, Fair Value Disclosure, Total		163,531	251,558	1,855,247
Derivative Liability		0	0	1,466
Convertible preferred stock warrants			0	0
Liabilities, Fair Value Disclosure, Total		950	0	1,466
Fair Value, Inputs, Level 3
FAIR VALUE MEASUREMENTS
Mortgage loans held for sale, at fair value		0	0	0
Derivative Asset		211	316	8,484
Embedded Derivative, Fair Value of Embedded Derivative Asset			236,603	0
Assets, Fair Value Disclosure, Total		211	236,919	8,484
Derivative Liability		1,678	1,828	916
Convertible preferred stock warrants			3,096	31,997
Liabilities, Fair Value Disclosure, Total		$ 1,678	$ 4,924	$ 32,913